American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2022

Heritage - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.9%
CAE, Inc.(1)(2)	1,364,410	36,098,716
Curtiss-Wright Corp.	381,559	54,730,823
HEICO Corp.	413,962	65,285,947
		156,115,486
Auto Components — 0.9%
Aptiv PLC(1)	458,917	48,135,804
Beverages — 1.5%
Celsius Holdings, Inc.(1)	920,515	81,889,014
Biotechnology — 7.0%
Alnylam Pharmaceuticals, Inc.(1)	180,816	25,683,105
Horizon Therapeutics PLC(1)	897,065	74,429,483
Neurocrine Biosciences, Inc.(1)	928,466	87,396,505
Sarepta Therapeutics, Inc.(1)	1,105,211	102,729,362
Seagen, Inc.(1)	487,735	87,782,545
		378,021,000
Building Products — 2.4%
Trane Technologies PLC	604,766	88,894,554
Zurn Elkay Water Solutions Corp.	1,470,301	42,565,214
		131,459,768
Capital Markets — 5.1%
Ares Management Corp., Class A	535,540	38,371,441
LPL Financial Holdings, Inc.	693,088	145,493,033
MSCI, Inc.	190,121	91,512,842
		275,377,316
Chemicals — 2.3%
Albemarle Corp.	64,751	15,819,317
Avient Corp.	947,800	40,897,570
Element Solutions, Inc.	3,378,933	66,767,716
		123,484,603
Communications Equipment — 4.1%
Arista Networks, Inc.(1)	1,311,008	152,902,863
F5, Inc.(1)	409,735	68,573,250
		221,476,113
Containers and Packaging — 1.3%
Avery Dennison Corp.	373,631	71,161,760
Electrical Equipment — 5.6%
AMETEK, Inc.	773,709	95,553,062
Generac Holdings, Inc.(1)	151,654	40,688,768
nVent Electric PLC	1,277,322	45,102,240
Plug Power, Inc.(1)(2)	943,510	20,134,503
Regal Rexnord Corp.	547,604	73,543,217
Rockwell Automation, Inc.	111,505	28,464,997
		303,486,787
Electronic Equipment, Instruments and Components — 3.6%
Cognex Corp.	1,390,459	70,885,600
Keysight Technologies, Inc.(1)	749,819	121,920,569
		192,806,169
Entertainment — 1.5%
Live Nation Entertainment, Inc.(1)	478,062	44,933,047

ROBLOX Corp., Class A(1)	346,403	14,871,081
Roku, Inc.(1)	307,253	20,131,217
		79,935,345
Equity Real Estate Investment Trusts (REITs) — 1.0%
Rexford Industrial Realty, Inc.	841,987	55,074,370
Food Products — 2.9%
Hershey Co.	678,195	154,601,332
Health Care Equipment and Supplies — 3.4%
DexCom, Inc.(1)	930,532	76,378,066
IDEXX Laboratories, Inc.(1)	272,581	108,808,884
		185,186,950
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	303,494	36,373,756
R1 RCM, Inc.(1)	1,302,793	32,569,825
		68,943,581
Health Care Technology — 1.8%
Veeva Systems, Inc., Class A(1)	436,223	97,530,738
Hotels, Restaurants and Leisure — 7.0%
Airbnb, Inc., Class A(1)	758,057	84,129,166
Chipotle Mexican Grill, Inc.(1)	91,576	143,245,011
Hilton Worldwide Holdings, Inc.	1,184,393	151,685,211
		379,059,388
Interactive Media and Services — 1.4%
Match Group, Inc.(1)	1,040,600	76,286,386
Internet and Direct Marketing Retail — 0.9%
Chewy, Inc., Class A(1)(2)	769,770	29,874,774
Etsy, Inc.(1)	186,859	19,381,015
		49,255,789
IT Services — 2.6%
Cloudflare, Inc., Class A(1)	806,326	40,574,324
EPAM Systems, Inc.(1)	234,004	81,725,897
Okta, Inc.(1)	183,941	18,108,992
		140,409,213
Life Sciences Tools and Services — 5.6%
Agilent Technologies, Inc.	399,988	53,638,391
Bio-Techne Corp.	190,884	73,543,787
IQVIA Holdings, Inc.(1)	402,695	96,755,528
Mettler-Toledo International, Inc.(1)	55,563	74,995,048
		298,932,754
Machinery — 2.3%
Graco, Inc.	822,507	55,239,570
Parker-Hannifin Corp.	233,171	67,407,404
		122,646,974
Oil, Gas and Consumable Fuels — 2.0%
Excelerate Energy, Inc., Class A(1)	1,003,797	22,224,065
Hess Corp.	743,774	83,652,262
		105,876,327
Professional Services — 3.2%
Jacobs Engineering Group, Inc.	715,311	98,212,201
Verisk Analytics, Inc.	376,473	71,623,988
		169,836,189
Road and Rail — 1.9%
Lyft, Inc., Class A(1)	1,475,254	20,447,020
Norfolk Southern Corp.	318,804	80,074,001
		100,521,021

Semiconductors and Semiconductor Equipment — 5.2%
Enphase Energy, Inc.(1)	328,196	93,266,739
Marvell Technology, Inc.	1,075,924	59,907,449
Monolithic Power Systems, Inc.	203,907	94,759,661
Skyworks Solutions, Inc.	297,132	32,351,732
		280,285,581
Software — 15.2%
Cadence Design Systems, Inc.(1)	1,291,080	240,244,167
Datadog, Inc., Class A(1)	830,428	84,711,960
DocuSign, Inc.(1)	324,081	20,734,702
HubSpot, Inc.(1)	82,508	25,412,464
Manhattan Associates, Inc.(1)	1,000,541	140,746,103
Palo Alto Networks, Inc.(1)	492,830	245,971,453
Trade Desk, Inc., Class A(1)	1,417,033	63,766,485
		821,587,334
Specialty Retail — 1.4%
Burlington Stores, Inc.(1)	335,012	47,280,244
Five Below, Inc.(1)	212,930	27,057,015
		74,337,259
Textiles, Apparel and Luxury Goods — 1.9%
lululemon athletica, Inc.(1)	328,905	102,128,292
TOTAL COMMON STOCKS (Cost $4,522,736,801)		5,345,848,643
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	64,632	64,632
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,932,838	10,932,838
		10,997,470
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $7,389,394), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $7,247,485)		7,246,169
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/49, valued at $51,781,346), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $50,775,434)		50,766,000
		58,012,169
TOTAL SHORT-TERM INVESTMENTS (Cost $69,009,639)		69,009,639
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $4,591,746,440)		5,414,858,282
OTHER ASSETS AND LIABILITIES — (0.5)%		(25,287,172)
TOTAL NET ASSETS — 100.0%		$5,389,571,110

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	651,342	USD	500,388	Goldman Sachs & Co.	9/29/22	$8,148
CAD	850,364	USD	648,670	Goldman Sachs & Co.	9/29/22	15,252
USD	1,624,376	CAD	2,094,471	Goldman Sachs & Co.	9/29/22	(10,882)
USD	1,211,994	CAD	1,553,561	Goldman Sachs & Co.	9/29/22	(948)
USD	8,523,592	CAD	10,983,202	Goldman Sachs & Co.	9/29/22	(51,543)
USD	3,652,730	CAD	4,705,593	Goldman Sachs & Co.	9/29/22	(21,162)
USD	9,247,887	CAD	11,912,333	Goldman Sachs & Co.	9/29/22	(52,667)
USD	845,034	CAD	1,094,123	Goldman Sachs & Co.	9/29/22	(9,202)
USD	530,922	CAD	687,528	Goldman Sachs & Co.	9/29/22	(5,866)
USD	2,198,987	CAD	2,834,650	Goldman Sachs & Co.	9/29/22	(14,166)
USD	4,611,220	CAD	5,938,189	Morgan Stanley	9/29/22	(25,021)
						$(168,057)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,900,953. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $18,482,335, which includes securities collateral of $7,549,497.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,309,749,927	36,098,716	—
Short-Term Investments	10,997,470	58,012,169	—
	5,320,747,397	94,110,885	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	23,400	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	191,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.